Document and Entity Information	Feb. 28, 2020
Risk/Return:
Registrant Name	Delaware Group Equity Funds IV
Document Type	497
Document Period End Date	Feb. 28, 2020
Amendment Flag	false
Central Index Key	0000778108
Document Effective Date	Feb. 28, 2020
Document Creation Date	Feb. 28, 2020
Prospectus Date	Jan. 28, 2020
Entity Inv Company Type	N-1A
Delaware Opportunity Fund | Class A
Risk/Return:
Trading Symbol	FIUSX
Delaware Opportunity Fund | Institutional Class
Risk/Return:
Trading Symbol	FIVUX
Delaware Opportunity Fund | Class R6
Risk/Return:
Trading Symbol	FIVVX